Application of New and Revised International Financial Reporting Standards as Issued by the International Accounting Standards Board ("IASB") ( Collectively, "IFRSs") - Schedule of Anticipated Impact on Assets, Liabilities and Equity Of Retrospective Application of the Requirements for the Classification, Measurement and Impairment of Financial Assets (Detail)
$ in Thousands, $ in Thousands
	Jan. 01, 2018 TWD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)	Dec. 31, 2014 TWD ($)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Financial assets at fair value through profit or loss - current			$ 5,223,067	$ 176,217	$ 3,069,812
Inventories			24,260,911	818,519	21,438,062
Available-for-sale financial assets - current			89,159	3,008	266,696
Investments accounted for using the equity method			48,753,751	1,644,863	49,824,690	$ 37,122,244
Deferred tax assets			4,001,821	135,014	4,536,924
Available-for-sale financial assets - non-current			1,123,006	37,888	1,028,338
Other financial assets-non-current			1,170,500	39,491	1,320,381
TOTAL			363,922,272	12,278,079	357,930,576	364,986,892
Current tax liabilities			7,619,328	257,062	6,846,350
Deferred tax liabilities			4,961,487	167,392	4,856,549
Total effect on liabilities			162,612,085	5,486,237	191,089,411
Retained earnings			73,718,545	2,487,131	62,139,524
NON-CONTROLLING INTERESTS			13,190,129	445,011	12,000,551
Unrealized gain on debt investments at fair value through other comprehensive income			214,022	7,221	214,022
Total effect on equity			201,310,187	6,791,842	$ 166,841,165	$ 165,924,980	$ 155,691,394
IFRS9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Financial assets at fair value through profit or loss - current			5,223,067	176,217
Available-for-sale financial assets - current			89,159	3,008
Investments accounted for using the equity method			48,753,751	1,644,863
Available-for-sale financial assets - non-current			1,123,006	37,888
Other financial assets-non-current			1,170,500	39,491
TOTAL			56,359,483	1,901,467
Retained earnings			73,718,545	2,487,131
Unrealized gain on available-for-sale financial assets			422,570	14,257
Total effect on equity			74,141,115	2,501,388
Adoption of IFRS 15 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Inventories			24,260,911	818,519
Investments accounted for using the equity method			48,753,751	1,644,863
Deferred tax assets			4,001,821	135,014
TOTAL			77,016,483	2,598,396
Current tax liabilities			7,619,328	257,062
Deferred tax liabilities			4,961,487	167,392
Total effect on liabilities			12,580,815	424,454
Retained earnings			73,718,545	2,487,131
NON-CONTROLLING INTERESTS			13,190,129	445,011
Total effect on equity			$ 86,908,674	$ 2,932,142
Subsequent Event [Member] | IFRS9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Financial assets at fair value through profit or loss - current	$ 5,312,226	$ 179,225
Investments accounted for using the equity method	48,751,165	1,644,776
Financial assets at fair value through profit or loss - non-current	214,457	7,235
Financial assets at fair value through other comprehensive income - non-current	1,988,549	67,090
Other financial assets-non-current	170,500	5,753
TOTAL	56,436,897	1,904,079
Retained earnings	74,083,012	2,499,428
Unrealized gain on equity investments at fair value through other comprehensive income	55,517	1,873
Unrealized gain on debt investments at fair value through other comprehensive income	80,000	2,699
Total effect on equity	74,218,529	2,504,000
Subsequent Event [Member] | Adoption of IFRS 15 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Inventories	22,879,133	771,900
Contract assets - current	1,971,107	66,502
Investments accounted for using the equity method	48,793,890	1,646,217
Deferred tax assets	3,994,534	134,768
TOTAL	77,638,664	2,619,387
Current tax liabilities	7,624,406	257,233
Deferred tax liabilities	5,051,558	170,431
Total effect on liabilities	12,675,964	427,664
Retained earnings	74,240,394	2,504,737
NON-CONTROLLING INTERESTS	13,195,312	445,186
Total effect on equity	87,435,706	2,949,923
Subsequent Event [Member] | Adjustments arising from initial application [member] | IFRS9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Financial assets at fair value through profit or loss - current	89,159	3,008
Available-for-sale financial assets - current	(89,159)	(3,008)
Investments accounted for using the equity method	(2,586)	(87)
Financial assets at fair value through profit or loss - non-current	214,457	7,235
Financial assets at fair value through other comprehensive income - non-current	1,988,549	67,090
Available-for-sale financial assets - non-current	(1,123,006)	(37,888)
Other financial assets-non-current	(1,000,000)	(33,738)
TOTAL	77,414	2,612
Retained earnings	364,467	12,297
Unrealized gain on equity investments at fair value through other comprehensive income	55,517	1,873
Unrealized gain on available-for-sale financial assets	(422,570)	(14,257)
Unrealized gain on debt investments at fair value through other comprehensive income	80,000	2,699
Total effect on equity	77,414	2,612
Subsequent Event [Member] | Adjustments arising from initial application [member] | Adoption of IFRS 15 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Inventories	(1,381,778)	(46,619)
Contract assets - current	1,971,107	66,502
Investments accounted for using the equity method	40,139	1,354
Deferred tax assets	(7,287)	(246)
TOTAL	622,181	20,991
Current tax liabilities	5,078	171
Deferred tax liabilities	90,071	3,039
Total effect on liabilities	95,149	3,210
Retained earnings	521,849	17,606
NON-CONTROLLING INTERESTS	5,183	175
Total effect on equity	$ 527,032	$ 17,781